Shareholders' equity, net - Profit (loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Shareholders' equity, net [Line Items]
Profit (loss) net (numerator)	$ (12,208,000)	$ (13,445,000)	$ 60,823,000
Profit (loss) net (numerator)	$ (17,945,000)	$ 154,000	$ 74,779,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) net per basic share and diluted	$ (0.05)	$ (0.05)	$ 0.24
Profit (loss) net per basic share and diluted	$ (0.01)	$ (0.02)	$ 0.28
Continuing operations [member]
Disclosure of Shareholders' equity, net [Line Items]
Profit (loss) net (numerator)	$ (1,694,000,000)	$ (1,637,000,000)	$ 71,167,000,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) net per basic share and diluted	$ (0.01)	$ (0.02)	$ 0.28